Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Summary of Related Party Charges
Significant related-party transactions included in general and administrative expenses and operating and maintenance expenses were:

	Millions of Dollars
	2013*	2012*	2011*

General and administrative expenses	$16.4	13.4	10.1
Operating and maintenance expenses	24.2	22.4	20.2
Total	$40.6	35.8	30.3